Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Revenue Remaining Performance Obligations (Details) $ in Billions	Sep. 30, 2020 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 6.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (percentage)	43.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months